Revenue (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total revenues	₩ 78,080,920	₩ 43,010,330	₩ 67,481,156
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total revenues	56,190,379	42,453,366	66,925,610
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total revenues	21,890,541	556,964	555,546
Food and beverages [Member]
IfrsStatementLineItems [Line Items]
Total revenues	12,228,818	14,630,426	17,709,332
Content goods and merchandises [Member]
IfrsStatementLineItems [Line Items]
Total revenues	44,415,967	28,379,904	49,771,824
Content goods and merchandises [Member] | Video Project & Merchandise Items [Member]
IfrsStatementLineItems [Line Items]
Total revenues	39,479,217	23,536,076	47,511,123
Content goods and merchandises [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Total revenues	4,936,750	4,843,828	2,260,701
F&B [Member]
IfrsStatementLineItems [Line Items]
Total revenues	12,228,818	14,630,426	17,709,332
F&B [Member] | Food and beverages [Member]
IfrsStatementLineItems [Line Items]
Total revenues	11,600,569	13,697,884	17,067,663
F&B [Member] | Franchise royalties and fees [Member]
IfrsStatementLineItems [Line Items]
Total revenues	628,249	932,542	641,669
Media production [Member]
IfrsStatementLineItems [Line Items]
Total revenues	20,690,997
Investment funds for Korean film [Member]
IfrsStatementLineItems [Line Items]
Total revenues	745,138
Investment funds for Korean film [Member] | Investment management revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	728,717
Investment funds for Korean film [Member] | Investment revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	₩ 16,421